Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Schedule of details of long-term debt

As at December 31 (millions)	Note	2022	2021
Credit facility	(b)	$742	$941
Deferred debt transaction costs		(14)	(8)
		728	933
Lease liabilities	(c)	236	215
Long-term debt		$964	$1,148
Current		$83	$328
Non-current		881	820
Long-term debt		$964	$1,148

	2022			2021
As at December 31 (millions)	Revolving component	Term loan component(1)	Total	Revolving component	Term loan component(1)	Total
Available(2)	$658	$600	$1,258	$716	N/A	$716
Outstanding
Due to TELUS Corporation	$10	43	53	16	71	87
Due to Other	132	557	689	118	736	854
	$142	$600	$742	$134	$807	$941
Total	$800	$1,200	$2,000	$850	$807	$1,657
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(1)In the fourth quarter of 2022, our interest rate swap derivative that converted our interest rate from floating rate to fixed rate 2.64% (2021 - 2.64%) plus applicable margins matured.
(2)Of the amounts available at December 31, 2022, $525 million of the revolving components and $600 million of the term loan components had a condition precedent of consummating the WillowTree acquisition, which occurred on January 3, 2023 (see Note 14(c)—Intangible assets and goodwill—Business acquisition subsequent to reporting period - WillowTree).
Schedule of long-term debt maturities
Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at
December 31, 2022, are as follows:

Composite long-term debt denominated in	U.S dollars			European euros	Other currencies
Years ending December 31 (millions)	Long-term debt, excluding leases	Leases	Total	Leases	Leases	Total
2023	$23	$19	$42	$13	$28	$83
2024	30	11	41	12	21	74
2025	30	12	42	12	14	68
2026	30	13	43	8	12	63
2027	30	10	40	6	5	51
Thereafter	599	8	607	29	3	639
Future cash outflows in respect of composite long-term debt principal repayments	742	73	815	80	83	978
Future cash outflows in respect of associated interest and like carrying costs(1)	230	23	253	12	13	278
Undiscounted contractual maturities	$972	$96	$1,068	$92	$96	$1,256
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2022.